S000010825 [Member] Expense Example, No Redemption - Columbia Large Cap Index Fund	Feb. 28, 2025 USD ($)
Columbia Large Cap Index Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 46
Expense Example, No Redemption, 3 Years	144
Expense Example, No Redemption, 5 Years	252
Expense Example, No Redemption, 10 Years	567
Columbia Large Cap Index Fund Institutional Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	20
Expense Example, No Redemption, 3 Years	64
Expense Example, No Redemption, 5 Years	113
Expense Example, No Redemption, 10 Years	255
Columbia Large Cap Index Fund Institutional 2 Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	20
Expense Example, No Redemption, 3 Years	64
Expense Example, No Redemption, 5 Years	113
Expense Example, No Redemption, 10 Years	255
Columbia Large Cap Index Fund Institutional 3 Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	20
Expense Example, No Redemption, 3 Years	64
Expense Example, No Redemption, 5 Years	113
Expense Example, No Redemption, 10 Years	$ 255